SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

On January 9, 2020, Duos Technologies Group, Inc., a Florida corporation (the “Company”) filed a Certificate of Amendment to its Articles of Incorporation (the “Charter Amendment”) for a 1-for-14 reverse stock split of the Company’s common stock (the “Reverse Split”). The Reverse Split became effective in the marketplace on January 16, 2020 upon approval from the Financial Industry Regulatory Authority (FINRA).

On January 10, 2020 and January 22, 2020, an aggregate of $37,210 in payments were made to the IRS to satisfy all past late fees.

On February 13, 2020, the Company stock began trading on the Nasdaq Capital Market under the symbol DUOT.

On February 18, 2020, the Company closed an offering of 1,350,000 shares of common stock in the amount of $8,000,000 before certain underwriting fees and offering expenses with net proceeds of $7,492,500.

On February 21, 2020, the Company closed a “over-allotment” offering of 192,188 shares of common stock in the amount of $1,100,000 before certain underwriting fees and offering expenses with net proceeds of $1,066,643.On March 16, 2020, the Company filed an S3 “shelf” registration statement for the offer of up to $50,000,000 in the aggregate of Common Stock, Preferred Stock, Debt Securities, Warrants, Rights or Units from time to time in one or more offerings.